Revenue and Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of summarizes revenue disaggregation
	Year Ended December 31,
	2022	2021
Government	$2,945,946	$3,258,158
Non-government	10,699,084	14,368,939
	$13,645,030	$17,627,097

Schedule of revenue and contracts with customers
	Year Ended December 31,
	2022	2021
United States	$10,458,169	$13,408,624
Canada	3,186,861	4,218,473
	$13,645,030	$17,627,097

Schedule of allowance for doubtful accounts
	Year Ended December 31,
	2022	2021
Allowance for doubtful accounts, balance at beginning of period	$315,985	$153,485
Bad debt expense	539,801	550,521
Write-off uncollectable accounts	(502,307)	(388,021)
Allowance for doubtful accounts, balance at end of period	$353,479	$315,985

Schedule of summarizes deferred revenue activity
	As of January 1, 2022	Net additions	Revenue recognized	As of December 31, 2022
Deferred revenue	$1,117,703	5,446,403	5,833,533	$730,573

Schedule of summarizes deferred contract cost activity
	As of January 1, 2022	Additions	Amortized costs(1)	As of December 31, 2022
Deferred contract costs	$142,930	124,690	231,155	$36,465

(1)      Includes contract costs amortized to Sales and marketing expense during the period.